1. Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2016
Schedule of goodwill
Goodwill at September 30, 2014	$–
Goodwill generated from acquisition of Cloud9 (see note 9)	592,369
Goodwill generated from acquisition of MDP (see note 9)	70,598
Goodwill at September 30, 2015	662,967
Goodwill generated from acquisition of TCS (see note 9)	1,094,702
Impairment of Cloud9	(592,369)
Impairment of MDP	(70,598)
Goodwill at September 30, 2016	$1,094,702

Customer Relationships [Member]
Future amortization of customer relationships
2017	$11,225
2018	11,225
2019	11,225
$33,675

Proprietary Content [Member]
Future amortization of customer relationships
2017	$65,638
2018	65,638
2019	65,638
2020	65,638
2021	65,638
Thereafter	131,273
$459,463

Noncompete Agreements [Member]
Future amortization of customer relationships
2017	$5,260
2018	5,260
2019	5,260
2020	5,260
$21,040